COMMITMENTS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 15, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share			$ 10.10
Underwriting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions	402,500	402,500
Stock Issued During Period, Value, Acquisitions	$ 4,025,000	$ 4,025,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00